SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
Schedule of fair value of the share options and the factors used for its calculation

Factor	Incentive option plan
Weighted average fair value of shares	$5.42
Exercise price	$4.55
Weighted average expected volatility (*)	29.69%
Dividend rate	0%
Weighted average risk-free interest rate	1.66%
Weighted average expected life	9.89 years
Weighted average fair value of stock options at measurement date	$2.47

(*) Implied volatility of Public warrants

Schedule of weighted average amount and exercise price and the movements of the stock options of executives and directors

	12/31/2020		12/31/2019
	Number		Number
	of	Exercise	of	Exercise
	options	price	options	price
At the beginning	1,200,000	$4.55	—	—
Granted during the period	—	—	1,200,000	$4.55
Annulled during the period	—	—	—	—
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Effective at period	1,200,000	$4.55	1,200,000	$4.55